FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period:  7/31/10

Item 1. Schedule of Investments.

Franklin Templeton International Trust

Franklin India Growth Fund

Statement of Investments, July 31, 2010 (unaudited)

Quarterly Statement of Investments See Notes to Statements of Investments.

Franklin Templeton International Trust

Templeton Foreign Smaller Companies Fund

Statement of Investments, July 31, 2010 (unaudited)

Franklin Templeton International Trust

Templeton Foreign Smaller Companies Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

[b]Fountain Set (Holdings) Ltd.	Textiles, Apparel & Luxury Goods	6,512,566	$	913,891
Giordano International Ltd.	Specialty Retail	6,975,580		3,601,145
Hung Hing Printing Group Ltd.	Containers & Packaging	1,030,260		338,223
Lerado Group (Holding) Co. Ltd.	Leisure Equipment & Products	11,456,318		1,592,886
Texwinca Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,146,808		3,216,671
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	573,545		1,853,349
				16,639,559
Japan 4.7%				
Asics Corp.	Textiles, Apparel & Luxury Goods	6,000		59,285
Descente Ltd.	Textiles, Apparel & Luxury Goods	496,515		2,791,927
en-japan Inc.	Professional Services	1,164		1,463,922
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	54,279		2,289,101
MEITEC Corp.	Professional Services	41,048		691,495
USS Co. Ltd.	Specialty Retail	15,110		1,136,353
				8,432,083
Netherlands 8.5%				
Aalberts Industries NV	Machinery	153,747		2,291,327
[b]Draka Holding NV	Electrical Equipment	196,828		2,998,788
Imtech NV	Construction & Engineering	2,210		61,566
Mediq NV	Health Care Providers & Services	205,524		3,834,407
SBM Offshore NV	Energy Equipment & Services	84,008		1,325,348
TKH Group NV	Communications Equipment	166,155		3,291,557
[b]USG People NV	Professional Services	92,854		1,426,181
				15,229,174
Norway 0.9%				
Tomra Systems ASA	Commercial Services & Supplies	336,573		1,649,705
Singapore 0.3%				
Huan Hsin Holdings Ltd.	Electronic Equipment, Instruments & Components	1,985,075		467,111
South Korea 6.7%				
Binggrae Co. Ltd.	Food Products	44,770		1,801,777
Busan Bank	Commercial Banks	306,225		3,301,094
Daeduck Electronics Co. Ltd.	Electronic Equipment, Instruments & Components	163,043		1,025,610
Daegu Bank Co. Ltd.	Commercial Banks	156,515		2,018,054
INTOPS Co. Ltd.	Electronic Equipment, Instruments & Components	48,182		820,856
Sindoh Co. Ltd.	Office Electronics	50,366		2,103,640
Youngone Corp.	Textiles, Apparel & Luxury Goods	137,199		1,038,200
				12,109,231
Spain 1.8%				
Sol Melia SA	Hotels, Restaurants & Leisure	376,985		3,151,847
Sweden 0.8%				
[b,c]D. Carnegie & Co. AB	Capital Markets	456,515		—
Niscayah Group AB	Commercial Services & Supplies	924,190		1,414,544
				1,414,544
Switzerland 4.7%				
[b]Panalpina Welttransport Holding AG	Air Freight & Logistics	43,570		3,929,162
Verwaltungs-und Privat-Bank AG	Capital Markets	20,343		2,645,879
Vontobel Holding AG	Capital Markets	62,612		1,872,110
				8,447,151
Taiwan 6.8%				
D-Link Corp.	Communications Equipment	1,434,061		1,107,348
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	948,460		3,306,082
KYE Systems Corp.	Computers & Peripherals	2,169,132		2,000,450
[b]Ta Chong Bank Ltd.	Commercial Banks	12,249,000		2,952,397
Taiwan Fu Hsing	Building Products	1,670,980		1,021,263

Franklin Templeton International Trust Templeton Foreign Smaller Companies Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Templeton International Trust
Templeton Foreign Smaller Companies Fund
Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Templeton International Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of two funds (Funds).

The Franklin India Growth Fund (India Growth Fund) operates using a "master fund/feeder fund" structure and invests indirectly in the securities ofIndian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the India Growth Fund. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the India Growth Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the India Growth Fund's Statement ofInvestments. At July 31,2010, the India Growth Fund owned 100% of the outstanding shares of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds' Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The India Growth Fund's investment in the Portfolio's shares is valued at the Portfolio's net asset value per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Statement of Investments, which are included elsewhere in this report.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. INCOME TAXES

At July 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

o Level 1 - quoted prices in active markets for identical securities o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

o	Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of July 31, 2010, in valuing the funds' assets carried at fair value:

FT (Mauritius) Offshore Investments Limited

Statement of Investments, July 31, 2010 (unaudited)

(Expressed in U.S. Dollars)

FT (Mauritius) Offshore Investments Limited

Statement of Investments, July 31, 2010 (unaudited) (continued)

(Expressed in U.S. Dollars)

FT (Mauritius) Offshore Investments Limited
Statement of Investments, July 31, 2010 (unaudited) (continued)
(Expressed in U.S. Dollars)

Wireless Telecommunication Services 5.8%
aBharti Airtel Ltd.	410,000	$2,712,709
aIdea Cellular Ltd.	529,928	802,575

		3,515,284
United Kingdom 0.5%
Commercial Banks 0.5%
aStandard Chartered PLC, lOR	115,923	299,648

Total Common Stocks (Cost $39,899,678)		52,867,268
Other Assets, less Liabilities 12.7%		7,668,913
Net Assets 100.0%		$60,536,181

aNon-income producing.

FT (Mauritius) Offshore Investments Limited
Statement of Investments, July 31, 2010 (unaudited) (continued)
(Expressed in U.S. Dollars)

FT (Mauritius) Offshore Investments Limited

Notes to Financial Statements
(Expressed in U.S. Dollars)

1. ORGANIZATION

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Franklin India Growth Fund's (Fund) purchase of securities of a wide selection of Indian companies, consistent with the Fund's investment strategies and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At July 31, 2010, the Fund owned 100% of the Portfolio.

The following sununarizes the Portfolio's significant accounting policies.

2. FINANCIAL INSTRUMENT VALUATION

The values investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Board of Trustees, the Portfolio may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The procedures to determine the fair value of securities and other financial instnunents for which market prices are not readily available or which may not be reliably priced. Under these procedures, the POJrtfo,lioprimarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. FAIR VALUE MEASUREMENTS

The Portfcllio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the own market assumptions (unobservable inputs). These inputs are used in determining the value of the investments and are sununarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2010, all of the Portfolio's investments in securities carried at fair value were in Levell inputs.

4. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the statement of investments and determined that no events have occurred that require disclosure.

For information on the Portfolio's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 27, 2010